B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

Other operating income and expenses
	2022	2021	2020

Other operating income
Gains on sales of intangible assets and PP&E	85	13	64
Gains on investments and sale of operations 1)	701	1,199	347
Other operating income	445	314	750
Total other operating income	1,231	1,526	1,161

Other operating expenses
Losses on sales of intangible assets and PP&E	(54)	(3)	—
Losses on investments and sale of operations 1)	(445)	(238)	(488)
Impairment of goodwill 2)	—	(112)	—
Other operating expenses 3)	(3,994)	(811)	(11)
Total other operating expenses	(4,493)	(1,164)	(499)

1)	Information about divestments is presented in note E2 “Business combinations.”
2)	For more information about the impairment of goodwill, see note C1 “Intangible assets.”
3)
2022 includes a provision of SEK -2.3

billion in relation to a potential resolution with the United States Department of Justice regarding previously announced, non-criminal, alleged breaches under the deferred prosecution agreement (DPA), including estimated expenses for the extended compliance monitorship, noting that the Company, on March 2, 2023, entered into the DOJ Plea Agreement with the DOJ and agreed to pay a fine of approx. SEK 2.2 billion, and charges of

SEK
 -
1.0

billion related to the divestment of IoT and other portfolio adjustments.